FINANCIAL RISK MANAGEMENT - Disclosure of exposure to commodity price risk (Parentheticals) (Details) lb in Millions	12 Months Ended
	Dec. 31, 2021 lb lb	Dec. 31, 2020 lb
Disclosure Of Commodity Price Risk For Financial Instruments [Line Items]
Copper in concentrate exposed to price movements	12	20
USD [Member]
Disclosure Of Commodity Price Risk For Financial Instruments [Line Items]
US dollar increase in commodity price per lb of copper	0.10
Closing exchange rate	1.27	1.27